Annual Total Returns	Aug. 31, 2024
Eaton Vance Georgia Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Georgia Municipal Income Fund | Class A
Bar Chart Table:
2014	9.11%
2015	3.75%
2016	0.39%
2017	3.59%
2018	1.49%
2019	6.10%
2020	4.68%
2021	0.78%
2022	(7.83%)
2023	5.62%
Eaton Vance Maryland Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Maryland Municipal Income Fund | Class A
Bar Chart Table:
2014	7.68%
2015	2.84%
2016	0.30%
2017	3.62%
2018	0.74%
2019	6.33%
2020	4.18%
2021	1.52%
2022	(9.04%)
2023	6.41%
Eaton Vance Missouri Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Missouri Municipal Income Fund | Class A
Bar Chart Table:
2014	11.05%
2015	3.03%
2016	1.27%
2017	3.10%
2018	1.86%
2019	6.79%
2020	5.24%
2021	0.72%
2022	(8.67%)
2023	4.97%
Eaton Vance North Carolina Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance North Carolina Municipal Income Fund | Class A
Bar Chart Table:
2014	12.76%
2015	3.05%
2016	0.66%
2017	3.45%
2018	0.73%
2019	6.03%
2020	4.52%
2021	0.83%
2022	(7.68%)
2023	4.91%
Eaton Vance Oregon Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Oregon Municipal Income Fund | Class A
Bar Chart Table:
2014	11.63%
2015	3.11%
2016	2.12%
2017	2.80%
2018	2.34%
2019	6.45%
2020	5.59%
2021	0.56%
2022	(8.49%)
2023	5.00%
Eaton Vance South Carolina Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance South Carolina Municipal Income Fund | Class A
Bar Chart Table:
2014	12.63%
2015	3.25%
2016	1.32%
2017	2.88%
2018	2.02%
2019	5.65%
2020	4.60%
2021	0.82%
2022	(7.16%)
2023	4.46%
Eaton Vance Virginia Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Virginia Municipal Income Fund | Class A
Bar Chart Table:
2014	6.39%
2015	3.38%
2016	1.70%
2017	2.37%
2018	1.69%
2019	6.02%
2020	5.31%
2021	0.54%
2022	(9.13%)
2023	4.50%